Average Annual Total Returns - VIPValueStrategiesPortfolio-InvestorPRO - VIPValueStrategiesPortfolio-InvestorPRO - VIP Value Strategies Portfolio	Apr. 29, 2024
VIP Value Strategies Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.75%
Past 5 years	16.83%
Past 10 years	9.28%
RS013
Average Annual Return:
Past 1 year	12.71%
Past 5 years	11.16%
Past 10 years	8.26%